Lease liabilities	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Lease liabilities
20.	LEASE LIABILITIES

	2021		2020		2019
	Non-current	Current	Non-current	Current	Non-current	Current

Lease liabilities	28,335	27,287	24,172	22,098	40,391	21,389
These liabilities are discounted at the following rates:

Lease term	2021	Effective average monthly rate used	2020	Effective average monthly rate used	2019	Effective average monthly rate used
0 to 1 year	3,312	0.80%	5,370	0.93%	3,778	0.56%
1 to 2 years	11,952	1.03%	10,544	0.76%	7,634	0.73%
2 to 3 years	15,318	1.15%	6,602	0.79%	11,813	0.72%
3 to 4 years	11,134	1.25%	9,610	0.87%	5,404	0.70%
4 to 5 years	4,310	0.96%	2,674	0.92%	10,732	0.70%
5 to 9 years	8,836	0.89%	7,917	0.92%	2,498	0.78%
More than 9 years	760	0.80%	3,553	0.82%	19,921	0.98%

	55,622		46,270		61,780

Financial expenses accrued as of year ended December 31, 2021, 2020 and 2019, resulting from lease contracts, amount to 5,331, 5,706 and 2,885, respectively. From this accreation, 4,311, 4,739 and 2,574 were included in the “Financial Accretion” line in financial loss of the “Net Financial Results” item of the comprehensive statement of income and 1,020, 967 and 311 were capitalized in “Property, Plant and Equipment”, for the years ended December 31, 2021, 2020 and 2019, respectively.
As of December 31, 2021, maturities of liabilities related to lease contracts are exposed on Note 4.
The evolution of the Group’s leases liabilities for the fiscal year ended December 31, 2021, 2020 and 2019 is as follows:

	2021	2020		2019
Balance at the beginning of the year	46,270	61,780		23,059 (2)
Leases increase	27,745	11,421		39,779
Financial accretion	5,331	5,706		2,885
Leases decrease	(4,352)	(28,914	) (3)	(1,741)
Payments	(28,526)	(23,290)		(15,208)
Exchange and translation differences, net	9,213	19,548		12,999
Result from net monetary position (1)	(59)	19		7

Balance at the end of year	55,622	46,270		61,780

(1)
Includes the adjustment for inflation of opening balances of lease liabilities of subsidiaries with the Peso as functional currency, which was charged to other comprehensive income and the adjustment for inflation of the period, which was charged to results.

(2)	Corresponds to the balance related to initial application of IRFS 16.
(3)	Includes decrease in liquefaction barge with Exmar. See Note 34.d).
Total charges recorded in comprehensive income for the fiscal year and total capitalizations for short-term leases, low-value
leases and variable lease payments related to the underlying asset performance and/or use, amounted to 10,953, 11,764 and 13,886 as of December 31, 2021, 2020 and 2019, respectively.